Inventories (Details) - USD ($)	May 31, 2026	Aug. 31, 2025
Inventories
Raw materials	$ 4,757,866	$ 6,037,481
Work-in-process	603,767	1,570,095
Finished goods	15,370,498	29,264,071
Total current inventories	$ 20,732,131	$ 36,871,647